Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0001984124
Registrant Name	Luda Technology Group Limited
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A